Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2010
Accrued Expenses and Other Liabilities

The following table summarizes accrued expenses and other liabilities at December 31:

	2009		2010
	(in millions of Won)
Accrued interest and dividend payables	(Won)	2,472,424	(Won)	2,500,962
Payables for foreign exchange spot contracts		1,492,407		1,053,438
Accrued severance benefits		174,525		164,885
Accrued expenses		630,050		939,110
Account payables		1,814,719		2,001,121
Advances from customers		144,492		179,840
Unearned income		159,802		140,998
Other withholdings (except withholding taxes)		89,565		165,415
Income tax payable		503,698		244,942
Withholding value-added tax and other taxes		91,055		118,920
Deferred tax liabilities		108,748		89,979
Security deposits received		600,894		738,193
Due to agencies		1,264,559		1,572,503
Allowance for losses on off-balance credit instruments		789,810		519,758
Utility bill payments received on behalf of government		398,445		434,044
Separate account liabilities		1,090,887		1,351,595
Other allowances(1)		364,412		503,810
Other		361,755		425,914

	(Won)	12,552,247	(Won)	13,145,427

Note:

(1)	Other allowances include assets retirement obligation, legal provision and allowance for reward on credit card use.